UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 – December 31, 2014

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2014

Shares	Security Description	Value

Common Stock - 91.4%
Consumer Discretionary - 31.0%
10,880	Charter Communications, Inc., Class A (a)	$1,812,826
184,750	Hudson's Bay Co.	3,905,543
34,968	Jarden Corp. (a)	1,674,268
55,975	Liberty Global PLC, Class C (a)	2,704,152
131,750	News Corp., Class A (a)	2,067,157
48,300	Twenty-First Century Fox, Inc., Class A	1,854,962
38,145	Visteon Corp. (a)	4,076,175
18,095,083

Energy - 14.3%
29,740	Golar LNG Partners LP	926,401
119,700	Golar LNG, Ltd.	4,365,459
57,225	Navigator Holdings, Ltd. (a)	1,205,158
59,475	Scorpio Tankers, Inc.	516,838
36,425	Seadrill Partners, LLC	591,178
36,550	Superior Energy Services, Inc.	736,482
		8,341,516

Financial - 4.7%
46,663	Arch Capital Group, Ltd. (a)	2,757,783

Health Care - 21.0%
48,120	Abbott Laboratories	2,166,362
9,409	Actavis PLC (a)	2,421,971
82,375	Alere, Inc. (a)	3,130,250
17,400	Express Scripts Holding Co. (a)	1,473,258
20,310	Hospira, Inc. (a)	1,243,988
14,815	Thermo Fisher Scientific, Inc.	1,856,171
12,292,000

Industrials - 10.3%
33,350	AECOM Technology Corp. (a)	1,012,840
12,715	FedEx Corp.	2,208,087
19,800	Owens Corning, Inc.	709,038
20,910	Republic Services, Inc.	841,628
43,450	Rexnord Corp. (a)	1,225,724
5,997,317

Information Technology - 5.3%
25,700	Fidelity National Information Services, Inc.	1,598,540
91,025	Flextronics International, Ltd. (a)	1,017,659
16,830	NeuStar, Inc., Class A (a)	467,874
3,084,073

Materials - 4.4%
69,145	Dominion Diamond Corp. (a)	1,241,844
58,775	Platform Specialty Products Corp. (a)	1,364,756
2,606,600
Telecommunication Services - 0.4%
80,650	Cincinnati Bell, Inc. (a)	257,274

Total Common Stock (Cost $45,454,349)		53,431,646
Money Market Funds - 9.8%
5,713,391	Dreyfus Cash Management, 0.03% (b) (Cost $5,713,391)	5,713,391
Total Investments- 101.2% (Cost $51,167,740)*	$59,145,037
Other Assets & Liabilities, Net – (1.2)%	(708,482)
Net Assets – 100.0%	$58,436,555

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,603,242
Gross Unrealized Depreciation	(1,625,945)
Net Unrealized Appreciation	$7,977,297

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$53,431,646
Level 2 - Other Significant Observable Inputs	5,713,391
Level 3 - Significant Unobservable Inputs	-
Total	$59,145,037

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	February 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	February 9, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 9, 2015